Financial assets and liabilities - Summary of cash and cash equivalents and current financial assets denominated in us dollars affected equity and profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents	$ 9,295	$ 42,608	$ (89,060)
US Dollar [member] | Strengthening
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents	11,542
Current financial assets	11,197
Total cash, cash equivent and current financial assets	22,739
US Dollar [member] | Weakening
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents	(11,542)
Current financial assets	(11,197)
Total cash, cash equivent and current financial assets	(22,739)
US Dollar [member] | Strengthening
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents	0
Current financial assets	0
Total cash, cash equivent and current financial assets	0
US Dollar [member] | Weakening
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents	0
Current financial assets	0
Total cash, cash equivent and current financial assets	$ 0